Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Leju Plan
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted
	2015	2017
Risk-free rate of return	2.14%	2.61%
Contractual life of option	10 years	10 years
Estimated volatility rate	62.82%	65.64%
Dividend yield	2.56%	1.00%

Summary of option activities

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$
Outstanding, as of January 1, 2017	7,746,383	5.11	7.50
Granted	2,135,000	3.24
Exercised	—	—		—
Forfeited	(1,062,506)	4.84

Outstanding, as of December 31, 2017	8,818,877	4.69	7.07

Vested and expected to vest as of December 31, 2017	8,545,759	4.72	7.01	—
Exercisable as of December 31, 2017	6,332,380	4.99	6.35	—

Summary of restricted share activities
	Number of Restricted Shares	Weighted Average Grant-date Fair Value
		$
Outstanding, as of January 1, 2017	260,004	11.34
Granted	—
Vested	(260,004)	11.34
Forfeited	—

Outstanding, as of December 31, 2017	—

Omnigold Plan
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted
2015
Risk-free rate of return	3.33%
Contractual life of option	10 years
Estimated volatility rate	63.69%
Dividend yield	0.00%

Summary of option activities

	Number of Options	Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$
Outstanding, as of January 1, 2017	2,205,000	1.50	8.61
Granted	—
Exercised	—			—
Forfeited	(150,000)	1.50

Outstanding, as of December 31, 2017	2,055,000	1.50	7.61

Vested and expected to vest as of December 31, 2017	2,014,808	1.50	7.61	—
Exercisable as of December 31, 2017	1,480,833	1.50	7.61	—